Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

The consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007, respectively. The Company is an international provider of worldwide oil, petroleum products and chemicals transportation services.

As of December 31, 2024, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that own shipowning companies that are 100% subsidiaries of the Company.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

Wholly owned Shipowning Companies (“SPC”) with vessels under operating lease during years ended December 31, 2022, 2023 and 2024		Date of Incorporation	Country of Incorporation	Vessel	End of operating lease
1	South California Inc.	January 2018	Marshall Islands	Eco Bel Air	December 10, 2025
2	Malibu Warrior Inc.	January 2018	Marshall Islands	Eco Beverly Hills	December 1, 2025

Wholly owned Shipowning Companies (“SPC”) with vessels in operation during years ended December 31, 2022, 2023 and 2024		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	Eco Marina Del Rey	March 2019
2	Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021
3	Athenean Empire Inc.	February 2020	Marshall Islands	Eco Malibu	May 2021
4	Julius Caesar Inc.	May 2020	Marshall Islands	Julius Caesar	January 2022
5	Legio X Inc.	December 2020	Marshall Islands	Legio X Equestris	March 2022
6	Eco Oceano CA Inc.	December 2020	Marshall Islands	Eco Oceano CA	March 2022

As of December 31, 2022, 2023 and 2024, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	Eco Joshua Park	March 2020

On September 29, 2023 the Company effected a 1-for-12 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares, or the number of votes of the Company’s Series D, E and F Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares, in these consolidated financial statements have been retroactively adjusted to reflect this 1-for-12 reverse stock split.